FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments And Risk Management
Cash	$ 18,304	$ 122	$ 1,611	$ 9
Current liabilities	741,436	$ 826,925
[custom:AccruedInterests-0]	$ 12,973